UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: NOVEMBER 30
                         -----------

Date of reporting period:  AUGUST 31, 2006
                           ---------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               FIMCO SELECT FUND
             SCHEDULE OF INVESTMENTS AT AUGUST 31, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
            COMMON STOCKS: 80.7%

            AUTO COMPONENTS: 1.9%
  19,500    Superior Industries International, Inc.                $   329,745
                                                                   -----------
            BEVERAGES: 5.4%
   8,600    Anheuser-Busch Companies, Inc.                             424,668
  12,100    The Coca-Cola Co.                                          542,201
                                                                   -----------
                                                                       966,869
                                                                   -----------
            BUILDING PRODUCTS: 5.8%
  12,800    American Standard Companies, Inc.                          534,656
   9,600    USG Corp.*<F1>                                             489,600
                                                                   -----------
                                                                     1,024,256
                                                                   -----------
            CAPITAL MARKETS: 3.6%
  36,300    Janus Capital Group, Inc.                                  645,414
                                                                   -----------
            COMMERCIAL BANKS: 1.9%
  10,000    Commerce Bancorp, Inc.                                     333,100
                                                                   -----------
            COMMUNICATIONS EQUIPMENT: 2.4%
  19,800    Cisco Systems, Inc.*<F1>                                   435,402
                                                                   -----------
            FOOD & STAPLES RETAILING: 8.5%
  13,500    Costco Wholesale Corp.                                     631,665
  19,700    Wal-Mart Stores, Inc.                                      880,984
                                                                   -----------
                                                                     1,512,649
                                                                   -----------
            HOTELS, RESTAURANTS & LEISURE: 3.2%
  35,200    The Steak n Shake Co.*<F1>                                 565,664
                                                                   -----------
            HOUSEHOLD DURABLES: 3.9%
  22,255    Palm Harbor Homes, Inc.*<F1>                               322,475
   4,500    Whirlpool Corp.                                            364,095
                                                                   -----------
                                                                       686,570
                                                                   -----------
            INDUSTRIAL CONGLOMERATES: 5.3%
  15,800    General Electric Co.                                       538,148
  15,600    Tyco International, Ltd.                                   407,940
                                                                   -----------
                                                                       946,088
                                                                   -----------
            INSURANCE: 9.2%
   6,800    Arch Capital Group, Ltd.*<F1>                              405,280
     226    Berkshire Hathaway, Inc. - Class B*<F1>                    723,991
   1,400    Markel Corp.*<F1>                                          508,662
                                                                   -----------
                                                                     1,637,933
                                                                   -----------
            INTERNET & CATALOG RETAIL: 3.3%
  20,800    eBay, Inc.*<F1>                                            579,488
                                                                   -----------
            IT SERVICES: 4.0%
  16,700    First Data Corp.                                           717,599
                                                                   -----------
            MACHINERY: 2.9%
   9,450    PACCAR, Inc.                                               516,631
                                                                   -----------
            MEDIA: 7.2%
  12,100    Comcast Corp. - Class A*<F1>                               423,500
  14,000    The Walt Disney Co.                                        415,100
     570    The Washington Post Co. - Class B                          437,629
                                                                   -----------
                                                                     1,276,229
                                                                   -----------
            MULTILINE RETAIL: 2.8%
  38,500    Dollar General Corp.                                       495,110
                                                                   -----------
            PHARMACEUTICALS: 3.2%
   8,700    Johnson & Johnson                                          562,542
                                                                   -----------
            SOFTWARE: 3.1%
  21,200    Microsoft Corp.                                            544,628
                                                                   -----------
            SPECIALTY RETAIL: 3.1%
  14,800    CarMax, Inc.*<F1>                                          557,812
                                                                   -----------
            TOTAL COMMON STOCKS
            (Cost $14,221,512)                                      14,333,729
                                                                   -----------
            INVESTMENT COMPANIES: 19.0%
  14,800    Energy Select Sector SPDR Fund                             824,064
  35,200    Health Care Select Sector SPDR Fund                      1,154,560
  16,100    Materials Select Sector SPDR Fund                          512,624
  15,100    Utilities Select Sector SPDR Fund                          525,027
   7,500    Vanguard Information Technology Index Fund                 358,500
                                                                   -----------
                                                                     3,374,775
                                                                   -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $3,283,375)                                        3,374,775
                                                                   -----------

Contracts                                                             Value
---------                                                             -----
            OPTIONS PURCHASED: 0.4%
     100    Wal-Mart Stores, Inc.
            Expiration: January, 2009, Exercise Price: $45.00           75,000
                                                                   -----------
            TOTAL OPTIONS PURCHASED
            (Cost $76,500)                                              75,000
                                                                   -----------

  Shares                                                              Value
  ------                                                              -----
            SHORT-TERM INVESTMENT: 0.1%
   6,306    Fidelity Institutional Money Market Portfolio                6,306
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $6,306)                                                6,306
                                                                   -----------
            TOTAL INVESTMENT IN SECURITIES: 100.2%
            (Cost $17,587,693)                                      17,789,810
            Liabilities in Excess of Other Assets: (0.2)%              (29,898)
                                                                   -----------
            TOTAL NET ASSETS: 100.0%                               $17,759,912
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

       The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows+<F2>:

       Cost of investments                            $17,587,693
                                                      -----------
       Gross unrealized appreciation                      868,581
       Gross unrealized depreciation                     (666,464)
                                                      -----------
       Net unrealized appreciation                       $202,117

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F3>  /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date  September 26, 2006
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>  /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date  September 26, 2006
           ----------------------------------

     By (Signature and Title)*<F3>  /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date  September 28, 2006
           ----------------------------------

*<F3> Print the name and title of each signing officer under his or her signature.